NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME/(LOSS) PER SHARE
Schedule of components of basic and diluted net (loss)/income per share

	Year ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Net income / (loss) from continuing operations, allocated for basic	(270.2)	(28.8)	(307.3)	(44.7)	8.4	1.4
Reallocation of net income / (loss) from continuing operations as a result of conversion of Class B to Class A shares	(28.8)	—	(44.7)	—	1.4	—
Net income / (loss) from continuing operations, allocated for diluted	(299.0)	(28.8)	(352.0)	(44.7)	9.8	1.4
Net income / (loss) from discontinued operations, allocated for basic	488.3	52.0	(252.6)	(36.8)	62.2	10.5
Reallocation of net (loss)/income from discontinued operations as a result of conversion of Class B to Class A shares	52.0	—	(36.8)	—	10.5	—
Reallocation of net income / (loss) from discontinued operations to Class B shares	—	—	—	—	—	(0.2)
Net income / (loss) from discontinued operations, allocated for diluted	540.3	52.0	(289.4)	(36.8)	72.7	10.3
Weighted average ordinary shares used in per share computation — basic	335,141,012	35,698,674	245,306,552	35,698,674	207,486,402	35,044,888
Effect of:
Share-Based Awards	—	—	—	—	5,148,655	—
Conversion of Class B to Class A shares	35,698,674	—	35,698,674	—	35,044,888	—
Weighted average ordinary shares used in per share computation — diluted	370,839,686	35,698,674	281,005,226	35,698,674	247,679,946	35,044,888
Net income / (loss) per share from continuing operations attributable to ordinary shareholders:
Basic	(0.81)	(0.81)	(1.25)	(1.25)	0.04	0.04
Diluted	(0.81)	(0.81)	(1.25)	(1.25)	0.04	0.04
Net income / (loss) per share from discontinued operations attributable to ordinary shareholders:
Basic	1.46	1.46	(1.03)	(1.03)	0.30	0.30
Diluted	1.46	1.46	(1.03)	(1.03)	0.29	0.29
Net income / (loss) per share attributable to ordinary shareholders:
Basic	0.65	0.65	(2.28)	(2.28)	0.34	0.34
Diluted	0.65	0.65	(2.28)	(2.28)	0.33	0.33